Concentrations - Schedule of Concentration Risk (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Globalstar Europe [Member]
Purchases	$ 140,829	$ 136,661	$ 540,463	$ 568,006
Concentration risk percentage	10.10%	12.00%	10.30%	12.00%
Garmin [Member]
Purchases	$ 236,243	$ 131,266	$ 813,875	$ 647,360
Concentration risk percentage	16.90%	11.40%	15.60%	13.60%
Network Innovations [Member]
Purchases	$ 129,931	$ 334,292	$ 912,056	$ 1,431,075
Concentration risk percentage	9.30%	28.90%	17.50%	30.10%
Cygnus Telecom [Member]
Purchases	$ 132,519	$ 136,761	$ 623,736	$ 525,231
Concentration risk percentage	9.50%	11.80%	11.90%	11.10%
Satcom Global [Member]
Purchases	$ 239,805	$ 61,674
Concentration risk percentage	17.20%	5.30%